Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	FRANKLIN TEMPLETON INTERNATIONAL TRUST
Central Index Key	0000876441
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Mar. 01, 2017
Franklin India Growth Fund-12 | Franklin India Growth Fund | CLASS A
Risk/Return:
Trading Symbol	FINGX
Franklin India Growth Fund-12 | Franklin India Growth Fund | CLASS C
Risk/Return:
Trading Symbol	FINDX
Franklin India Growth Fund-12 | Franklin India Growth Fund | ADVISOR CLASS
Risk/Return:
Trading Symbol	FIGZX
Franklin India Growth Fund-12 | Franklin India Growth Fund | Class R6
Risk/Return:
Trading Symbol	FIGEX